SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

                                   PROSPECTUS

                                 INVESTOR SHARES

                                 MARCH 1, 1998,
                          AS AMENDED, SEPTEMBER 1, 1998


SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO ( the "Fund") seeks long-term capital appreciation by investing in equity and debt securities of issuers domiciled or doing business in emerging market countries. The Fund is a non-diversified series of shares of Schroder Capital Funds (Delaware). The Fund invests substantially all of its assets in Schroder Emerging Markets Fund
Institutional Portfolio (the "Portfolio"). The Portfolio is a separately managed, non-diversified portfolio of Schroder Capital Funds, which, like Schroder Capital Funds (Delaware), is an open-end management investment company. Schroder Capital Management International Inc. serves as investment adviser to the Fund and to the Portfolio.

This Prospectus explains concisely the information that a prospective investor should know before investing in Investor Shares of the Fund. Please read it carefully and keep it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION ABOUT SCHRODER CAPITAL FUNDS (DELAWARE) (THE "TRUST") IN THE MARCH 1, 1998 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-290-9826. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Prospectus and the Statement of Additional Information are available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.




 Schroder Capital Funds (Delaware) 1-800-290-9826           Schroder Series Trust  1-800-464-3108

 Schroder International Fund                                Schroder Large Capitalization Equity Fund
 Schroder Emerging Markets Fund                             Schroder Small Capitalization Value Fund
 Schroder International Smaller Companies Fund              Schroder MidCap Value Fund
 Schroder International Bond Fund                           Schroder Investment Grade Income Fund
 Schroder U.S. Equity Fund                                  Schroder Short-Term Investment Fund
 Schroder U.S. Smaller Companies Fund
 Schroder Micro Cap Fund

================================================================================

          FUND STRUCTURE

SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio ( a "Portfolio") of Schroder Capital Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. Accordingly, the investment experience of the Fund will correspond directly with the investment experience of the Portfolio. See "Other Information -- Information about the Portfolio."

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in Investor Shares of the Fund. The "Shareholder Transaction Expenses" table below summarizes the maximum transaction costs you would incur by investing in Investor Shares of the Fund. "Annual Operating Expenses" show the expenses incurred by the Fund based on its most recent fiscal year. Annual Operating
Expenses  of the Fund  include  the  Fund's pro rata  portion  of all  operating expenses of the Portfolio. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods.

SHAREHOLDER TRANSACTION EXPENSES


  Maximum Sales Load Imposed on Purchases                              .......................None
  Maximum Sales Load Imposed on Reinvested Dividends                   .......................None
  Deferred Sales Load                                                  .......................None
  Purchase Charge (based on amount invested)(1)                        ..................... 0.50%
  Redemption Charge (based on net asset value of shares redeemed)(1)   ......................0.50%


ANNUAL OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after expense limitation) (2)(3)                      ......................0.89%
12b-1 Fees                                                             .......................None
Other Expenses (after expense limitation)                              ......................0.52%
----------------------                                                                       -----
Total Fund Operating Expenses (after expense limitation) (3)           ......................1.41%
----------------------------


(1) The Purchase and Redemption Charges are collected by the Fund and paid to the Portfolio to cover expenses incurred in connection with purchases and sales of portfolio securities. See "How to Buy Shares" and How to Sell Shares."
(2) Management Fees reflect the fees paid by the Portfolio and the Fund for investment advisory and administrative services.
(3) Management Fees and Total Operating Expenses reflect expense limitations currently in effect. See "Management of the Fund -- Expenses." In the absence of the expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would be 1.10% , .52%, and 1.62%, respectively.

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.



                                                       1 year      3 years        5 years       10 years
                                                       ------      -------        -------       --------
  Assuming no redemption                                $19          $50            $82           $174
  Assuming full redemption at end of period             $24          $55            $87           $179


THE TABLE AND EXAMPLE DO NOT REPRESENT PAST OR FUTURE EXPENSE LEVELS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL ANNUAL RETURN WILL VARY.

FINANCIAL HIGHLIGHTS

The financial highlights of the Fund presented below have been audited by Coopers & Lybrand L.L.P., independent accountants to the Fund. The financial statements for the period ended October 31, 1997 and the related independent accountants' report are incorporated by reference into the Statement of Additional Information (the "SAI"). Further information about the performance of the Fund is also contained in its Annual Report, which may be obtained without charge by writing the Fund at Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826.




                                                                                           Period Ended
                                                                                           October 31,
                                                                   -------------------------------------------------------------
                                                                          1997               1996(a)              1995(b)
                                                                          ----               -------              -------

Net Asset Value, Beginning of Period                                      $11.06              $10.63              $10.00
                                                                          ------              ------              ------
Investment Operations:
     Net Investment Income (Loss)(c)                                        0.06                0.02                0.02
     Net Realized and Unrealized Gain (Loss) on Investments(d)             (0.03)               0.43                0.61
                                                                           ------               ----                ----
Total from Investment Operations                                            0.03                0.45                0.63
                                                                            ----                ----                ----
     Distributions from Net Investment Income                              (0.01)              (0.02)              --
                                                                           ------              ------              --
Total Distributions                                                        (0.01)              (0.02)               --
                                                                           ------              ------               --
Net Asset Value, End of period                                            $11.08              $11.06              $10.63
                                                                          ======              ======              ======

Total Return (e)(f)                                                         0.27%               4.22%               6.30%

Ratios/Supplementary Data:
Net Assets at End of period (000s omitted)                              $179,436             $167,570             $18,423
Ratios to Average Net Assets:
     Expenses including reimbursement/waiver(c)                             1.41%               1.60%               1.58%(g)
     Expenses excluding reimbursement/waiver(c)                             1.62%               1.71%               2.45%(g)
     Net investment income (loss) including
       waiver(c)                                                            0.51%               0.36%               0.46%(g)
     Average Commission Rate Per Share(h)                                  $0.0020             $0.0008              N/A
     Portfolio Turnover Rate(i)                                            43.13%             102.70%             44.10%
---------------------------------





(a) On May 17, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares.
(b) The Fund commenced operations on March 31, 1995 and converted to Core and Gateway(R) on November 1, 1995.
(c) For the periods ending after October 31, 1995, includes the Fund's proportionate share of income and expenses of the Portfolio.
(d) For the period ended October 31, 1996, the amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period ended due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(e) Total return calculation does not include the purchase or redemption fee of 0.50%, respectively.
(f) Total return would have been lower had certain expenses not been reduced during the periods shown.
(g) Annualized.
(h) For the fiscal periods beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.
(i) Portfolio turnover represents the rate of portfolio activity. The rate after October 31, 1995 represents the portfolio turnover rate of the Portfolio.

INVESTMENT OBJECTIVE AND POLICIES

SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION THROUGH DIRECT OR INDIRECT INVESTMENT IN EQUITY AND DEBT SECURITIES OF ISSUERS DOMICILED OR DOING BUSINESS IN EMERGING MARKET COUNTRIES IN REGIONS SUCH AS SOUTHEAST ASIA, LATIN AMERICA, AND EASTERN AND SOUTHERN EUROPE. The Fund is not intended to be a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

THE FUND CURRENTLY SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN A MANAGED PORTFOLIO OF SCHRODER CAPITAL FUNDS. THAT PORTFOLIO IS REFERRED TO IN THIS PROSPECTUS AS THE "PORTFOLIO." IN REVIEWING THE DESCRIPTION OF THE FUND'S INVESTMENT OBJECTIVES AND POLICIES BELOW, INVESTORS SHOULD ASSUME THAT THE INVESTMENT OBJECTIVE AND POLICIES OF THE PORTFOLIO ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND. SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. ("SCMI") IS THE INVESTMENT ADVISER TO THE FUND AND PORTFOLIO.

An "emerging market" country is any country not included at the time of investment in the Morgan Stanley Capital International World Index of major world economies. Those economies currently include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States of America. SCMI may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country; any such country would then constitute an emerging market country for purposes of investment by the Fund.

The Fund normally invests at least 65% of its assets in securities of issuers determined by SCMI to be emerging market issuers. The Fund may invest the remainder of its assets of issuers located anywhere in the world. The Fund may invest in equity or debt securities of any kind. Equity securities may include, for example, common stocks, preferred stocks, securities convertible into common or preferred stocks, and rights and warrants, and non-convertible debt securities. They may also include American Depositary Receipts, European Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. The Fund may also invest in securities of closed-end investment companies that invest in turn primarily in foreign securities, including emerging market issuers. The Fund is a non-diversified mutual fund. See "Non-Diversification and Geographic Concentration."

The Fund may invest up to 35% of its assets in debt securities, including lower-quality, high-yielding debt securities, which entail certain risks. See "Other Investment Practices and Risk Considerations -- Debt securities."

An issuer of a security will be considered to be an emerging market issuer if SCMI determines that: (1) it is organized under the laws of an emerging market country; (2) its primary securities trading market is in an emerging market country; (3) at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries; or (4) at least 50% of its assets are situated in emerging market countries. The Fund may consider investment companies to be located in the country or countries in which SCMI determines they focus their investments.

There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. When the Fund has invested a substantial portion of its assets in the securities of a single country, it will be more susceptible to the risks of investing in that country than would a fund investing in a geographically more diversified portfolio.

The Fund's investment objective may not be changed without shareholder approval. The investment policies of the Fund may, unless otherwise specifically stated, be changed by the Trust's Board of Trustees without a vote of the shareholders. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment, except that the policies stated with regard to borrowing and liquidity will be observed at all times.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

The Fund may engage in the following investment practices, each of which involves certain special risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments).

FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity is unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. Except as otherwise provided in this Prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

In determining whether to invest in debt securities of foreign issuers, SCMI considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders. In certain circumstances, the Fund may be able to pass through to shareholders credits for foreign taxes paid. See "How to Sell Shares -- Dividends, Distributions and Taxes."

The Fund may invest in securities of issuers in emerging market countries with respect to some or all of its assets. The securities' prices and relative currency values of emerging market investments are subject to greater volatility than those of issuers in many more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect these countries' economies and securities markets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. The Fund may engage in foreign currency exchanges transactions to protect against uncertainty in the level of future exchange rates. Although the strategy of engaging in foreign currency exchange transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

In particular, the Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipation hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").

SCMI may seek to enhance the Fund's investment return through active currency management. SCMI may buy or sell currencies of the Fund, on a spot or forward basis, in an attempt to profit from inefficiencies in the pricing of various currencies or of debt securities denominated in those currencies.

When investing in foreign securities, the Fund usually effects currency exchange transactions on a "spot" (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another. In addition, the Fund may, to a limited extent, purchase forward contracts to increase exposure in foreign currencies that are expected to appreciate and thereby increase total return.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for exchange transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values, the direction of stock prices or interest rates, and other economic factors.

From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). From time to time, the Fund may also engage in "proxy" hedging whereby the Fund \would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which SCMI believes correlates to the value of the first currency. Cross hedging and proxy hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that are the subject of the hedge.

INVESTMENTS IN SMALLER COMPANIES. The Fund may invest all or a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the securities. It is possible that SCMI or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Fund. See "Additional Information Regarding Investments -- Micro and Small Cap Companies, and -- Unseasoned Issuers" in the SAI.

DEBT SECURITIES. The Fund may invest in debt securities. The Fund may invest in debt securities either to earn investment income or to benefit from changes in the market values of such securities. Debt securities are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest).

The Fund also may invest in lower-quality, high-yielding debt securities rated below investment grade and in unrated debt securities determined by SCMI to be of comparable quality. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which the Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in Appendix A to this Prospectus.

In addition, lower-rated securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived ability of an issuer to make payments of interest and principal may also affect the value of these investments. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

The Fund may at times invest in so-called "zero coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds. From time to time, the Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring. Brady Bonds have been issued only recently and, therefore, do not have a long payment history.

The Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although SCMI will monitor the investment to determine whether continues investment in the security will assist in meeting the Fund's investment objective.

OPTIONS AND FUTURES TRANSACTIONS. The Fund may engage in a variety of transactions involving the use of options and futures contracts. The Fund may engage in such transactions for hedging purposes or, to the text permitted by applicable law, to increase its current return.

The Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund may also buy and sell put and call options on such securities for hedging purposes. When the Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increase in the price of the security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

The Fund may buy and sell futures contracts. An "index future" is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future transaction, the Fund may realize a gain or loss. The Fund may also purchase warrants, issued by banks or other financial institutions, whose values are based on the values from time to time of one or more securities indices.

The Fund may buy and sell futures contracts on U.S. government obligations or other debt securities. A futures contract on a debt security is a contract to by and sell a certain amount of the debt security at an agreed price on a specified future date. Depending on the change in the value of the security when the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss.

The Fund may purchase and sell options on futures contracts or on securities indices in addition to or as an alternative to purchasing and selling futures contracts.

The Fund may purchase and sell futures contracts, options on futures contracts, and options on securities indices for hedging purposes or, to the extent permitted by applicable law, to increase its current return.

The Fund may also purchase and sell put and call options on foreign currencies, futures contracts on foreign currencies, and options on foreign currency futures contracts as an alternative, or in addition to, the foreign currency exchange transactions described above. Such transactions are similar to options and futures contracts on securities, except that they typically contemplate that one party to a transaction will deliver one foreign currency to the other in return for another currency (which may or may not be the U.S. dollar).

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for that option or futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of SCMI, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.

Because the markets for certain options and futures contracts in which the Fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its distributions. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

For more information about any of the options or futures portfolio transactions described above, see the SAI.

NON-DIVERSIFICATION AND GEOGRAPHIC CONCENTRATION. The Fund is a "non-diversified" series mutual fund, and it may invest in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code an investment company, including a non-diversified investment company, generally may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. government obligations and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government obligations). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS. The Fund may lend portfolio securities amounting to not more than 25% of its assets to brokers, dealers and financial institutions meeting specified credit conditions, and may enter into repurchase agreements without limit such activities may create taxable income in excess of the cash the generate. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering its assets or realizing on the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involve a risk of loss if the value of the securities declines prior to the settlement date.

INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund is permitted to invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. The Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the Investment Company Act of 1940, as amended (the "1940 Act"), or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay a premium above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

LIQUIDITY. The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

ALTERNATIVE INVESTMENTS. At times, SCMI may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, SCMI may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest without limit in U.S. government obligations and other high-quality debt instruments and any other investment SCMI considers to be consistent with such defensive strategies, and may hold any portion of its assets in cash.

PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such securities sales may result in realization of taxable capital gain.

HOW TO BUY SHARES

Investors may purchase Investor Shares of the Fund directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Shareholder Services, LLC, the Fund's transfer agent (the "Transfer Agent"). Investments also may be made through broker-dealers and other financial institutions ("Service Organizations"). Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares. Investors wishing to purchase Shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions. A Service Organization is responsible for forwarding all necessary documentation to the Trust, and may charge for its services.

The Fund's Investor Shares are offered at the net asset value next-determined after receipt of a completed account application (at the address set forth below)and your purchase request in good order. The minimum initial investment is $250,000. There is no minimum subsequent investment. A Service Organization may impose higher minimums on an initial and subsequent investment. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

Purchases of Fund shares are subject to a purchase charge of 0.50% of the amount invested. This charge is paid to the Portfolio and is designed to compensate shareholders for the transaction costs incurred in purchasing securities because of an investment in the Fund, including brokerage commissions in acquiring portfolio securities; currency transaction costs and transfer agent costs; and to protect the interests of shareholders. This charge, which is not a sales charge, is assessed by the Fund and paid to the Portfolio, not to Schroder Advisors or any other entity. The purchase charge is not assessed on the reinvestment of dividends or distributions or shares purchased through a subscription in kind.

Purchases may be made by mailing a check (in U.S. dollars), payable to the Fund to:

       Schroder Emerging Markets Fund Institutional Portfolio -- Investor Shares P.O. Box 446
       Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

You may make subsequent purchases by mailing a check, by sending a bank wire, or through your Service Organization, as indicated. All payments should clearly indicate the shareholder's name and account number.

Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                  The Chase Manhattan Bank
                  New York, NY
                  ABA No.: 021000021
                  For Credit To: Forum Shareholder Services, LLC
                  Account. No.: 910-2-718187
                  Ref.: Schroder Emerging Markets Fund Institutional Portfolio-- Investor Shares
                  Account of: (shareholder name)
                  Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned, and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of the New York Stock Exchange on a day when the New York Stock Exchange is open for trading are processed at the net asset value next determined as of that day. Wire orders received after the close of the New York Stock Exchange are processed at the net asset value next determined.

The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions are automatically reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent are reinvested, and the checks are canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

Investor Shares are offered in connection with tax-deferred retirement plans, including traditional and Roth IRAs. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming BankBoston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $250. Generally, contributions and investment earnings in a traditional IRA grow tax-deferred until withdrawn. In contrast, contributions to a Roth IRA are not tax-deductible, but investment earnings generally grow tax-free. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Consult your tax advisor.

EXCHANGES

You may exchange the Fund's Investor Shares for Investor Shares of any fund offered by the Schroder family of funds so long as the investment meets the initial investment minimum of the fund being purchased, and the shareholder maintains the applicable minimum account balance in the fund in which the Shares are held. Exchanges between funds are made at net asset value.

For federal income tax purposes an exchange is considered to be a sale of shares on which a shareholder may realize a capital gain or loss. If a shareholder owns Investor Shares through a Service Organization, the shareholder must make an exchange through the Service Organization. If a shareholder owns Investor Shares directly, the shareholder may make an exchange by calling the Transfer Agent at 1-800-344-8332 (see "How to Sell Shares -- By Telephone") or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

STATEMENT OF INTENTION

Investor Share investors also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $250,000 or more in Investor Shares of the Fund within a period of 13 months.

Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of the Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent. The Fund reserves the right to redeem Shares in any account if, at the end of the Statement of Intention period, the account does not have a value of at least the minimum investment amount.

HOW TO SELL SHARES

A shareholder can sell his or her Investor Shares in the Fund to the Fund any day the New York Stock Exchange is open, either through the Service Organization or directly to the Fund. If Shares are held in the name of a Service
Organization, a shareholder may only sell the shares through that Service Organization. The Trust will only redeem shares for which it has received payment.

Investor Shares are redeemed at their next determined net asset value after receipt by the Fund (see the address set forth under "How to Buy Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on a day on which the Exchange is open are processed at the net asset value determined as of that day. Redemption requests that are received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

Redemptions of Investor Shares are subject to a redemption charge of 0.50% of the net asset value of the shares redeemed. This charge is designed to cover the transaction costs the Fund incurs in redeeming Investor Shares (either directly or indirectly as a result of its investment in the Portfolio), including brokerage commissions in selling portfolio securities; currency transaction costs and transfer agent costs; and to protect the interests of shareholders. This charge, which is not a sales charge, is assessed by the Fund and paid to the Portfolio, not to Schroder Advisors or any other entity. The redemption charge is not assessed on shares acquired through the reinvestment of dividends or distributions or on redemptions in kind. For purposes of computing the redemption charge, redemptions by a shareholder are deemed to be made in the following order: (i) from Investor Shares purchased through the reinvestment of dividends and distributions (with respect to which no redemption charge is applied) and (ii) from Investor Shares for which the redemption charge is applicable, on a first purchased, first redeemed basis.

TELEPHONE REQUESTS

Redemption requests may be made by a shareholder of record by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS

Redemptions may be made by a shareholder of record by letter to the Fund specifying the class of Shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling 1-800-290-9826.

If Investor Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request, and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that certificates be sent by registered mail.

ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Investor Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption is sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when: (1) trading on the New York Stock Exchange is restricted or that the New York Stock Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Board of Trustees determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Investor Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Investor Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Investor Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash.
See "Additional Purchase and Redemption Information" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $100,000, unless the value of the account falls below that amount solely as a result of market activity.
Shareholders will be notified that the value of the account is less than the required minimum and will be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

The Trust may also redeem shares if a shareholder owns shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of its Investor Shares outstanding. Shares are valued as of the close of the New York Stock Exchange ( normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by SCMI. The net asset value of the Fund's Investor Shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and differences in the expenses of the different classes. All assets and liabilities of the Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

DISTRIBUTION OPTIONS: (1) reinvest all distributions in additional Investor Shares of the Fund; (2) receive distributions from net investment income in cash while reinvesting capital-gain distributions in additional Investor Shares; (3) receive distributions from net investment income in Additional Investor Shares while receiving capital-gain distributions in cash; or (4) receive all distributions in cash. An investor can change the distribution option by notifying the Transfer Agent in writing. If the investor does not select an option when the account is opened, all distributions by the Fund will be reinvested in Investor Shares of the Fund. Investors will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

All Fund distributions will be taxable to a shareholder as ordinary income, except that any distributions of net long-term capital gain will be taxed as such, regardless of how long the shareholder has held the shares. Long-term capital gain will be subject to a maximum rate of 28% or 20%, depending upon the holding period of the portfolio investment generating the gain. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by the Fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Fund. Investors should consult their tax advisors to determine the precise effect of an investment in the Fund on their particular tax situation.

Certain Information Regarding Foreign Taxes. Foreign governments may impose taxes on the Fund, the Portfolio, and their investments, which generally would reduce the income of the Fund or the Portfolio. However, an offsetting tax credit or deduction may be available to investors.

The Fund, provided that it is eligible to do so, intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations ( including, with respect to a foreign tax credit, a holding period requirement), to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

THE PORTFOLIO

The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gain and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

The Portfolio intends to conduct its operations so as to enable the Fund, if it invests all of its assets in the Portfolio, to qualify as a regulated investment company.

MANAGEMENT OF THE TRUST

The Board of Trustees of the Trust is responsible for generally overseeing the conduct of the Trust's business. The business and affairs of the Portfolio are managed under the direction of the Board of Trustees of Schroder Capital Funds (the "Core"). Information regarding the Trustees and executive officers of the Trust, as well as the trustees and executive officers of the Core, may be found in the SAI under "Management --Trustees and Officers".

Schroder Capital Management International Inc. is the investment adviser to the Fund. SCMI is a wholly owned U.S. subsidiary of Schroders U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management and securities businesses. Affiliates of Schroders U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. SCMI and its United Kingdom affiliate, Schroder Capital Management International, Ltd., together served as investment managers for approximately $28 billion as of September 30, 1997. Schroders U.S. Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates ("Schroder Group") engage in international merchant banking and investment management businesses, and as of September 30, 1997, had under management assets of over $175 billion. Schroder Fund Advisors Inc. ("Schroder Advisors") is a wholly owned subsidiary of SCMI.

SCMI also serves as investment adviser to the Portfolio. SCMI is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. The Fund, due to its investment in the Portfolio, bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

The Fund has entered into an investment advisory agreement with SCMI pursuant to which SCMI would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio (or another investment company). SCMI is not entitled to receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio (or another investment company). If SCMI were to manage the Fund's assets directly under the investment advisory agreement, the Fund would pay fees to SCMI monthly at the annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATIVE  SERVICES.  The Trust, on behalf of the Fund, has entered into an administration agreement with Schroder Advisors pursuant to which Schroder Advisors provides certain management and administrative services necessary the Fund. The Trust, on behalf of the Fund, has entered into a subadministration agreement with Forum Administrative Services, LLC, Two Portland Square,
Portland, Maine 04101 ("FAdS"), pursuant to which FAdS provides certain management and administrative services necessary for the Fund's operations. Schroder Advisors is entitled to compensation at an annual rate of 0.05% of the Fund's average daily net assets. FAdS is entitled to compensation at the annual rate of 0.05% of the Fund's average daily net assets.

Schroder Advisors and FAdS also serve as administrator and subadministrator to Schroder Emerging Markets Fund Institutional Portfolio of Schroder Capital Funds. The Portfolio pays administration fees to Schroder Advisors and subadministration fees to FAdS monthly at an annual rate of 0.05% and 0.10%, respectively, of the Portfolio's average daily net assets. The Fund, due to its investment in the Portfolio, bears a proportionate part of the administration and subadministration fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

In order to limit the Fund's expenses, SCMI and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) with respect to the Fund to the extent that the Fund's expenses chargeable to Investor Shares exceed the annual rate of 1.45%. FAdS may waive voluntarily all or a portion of its subadvisory fees, from time to time. The Trust pays all expenses not assumed by SCMI and Schroder Advisors, including Trustees' fees, auditing, legal, custodial, and investor servicing, and shareholder reporting expenses.

SCMI's investment decisions for the Portfolio are made by an investment manager or an investment team, with the assistance of an investment committee at SCMI. Mr. John A. Troiano, a Vice President of the Trust and of Schroder Capital Funds, and Chief Executive of SCMI, Ms. Heather Crighton, a First Vice President of SCMI, and Mr. Mark Bridgeman, a Vice President of SCMI, are primarily responsible for managing Schroder Emerging Markets Fund Institutional Portfolio, in which the Fund invests. Mr. Troiano managed the Fund's investment portfolio from its inception until it invested its assets in the Portfolio and has managed the Portfolio's assets since its inception.

SCMI places all orders for purchases and sales of the Fund' securities. In selecting broker-dealers, SCMI may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Schroder Securities Limited, affiliates of SCMI, may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the 1940 Act which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers.

YEAR 2000

The Fund receives services from its investment adviser, administrator, distributor, transfer agent and custodian which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the year 1999 because of the inability of the software to distinguish the year 2000 from the year 1900. SCMI is taking steps that is believes are reasonably designed to address this potential Year 2000 problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

PERFORMANCE INFORMATION

Total return data relating to Investor Shares of the Fund may from time to time be included in advertisements about the Fund. The Fund's total return with respect to Investor Shares is calculated for the past year, the past five years, and the past ten years (or if the Fund's Investor Shares have been offered for a period shorter than five or ten years, that period will be substituted) since the establishment of the Fund, as more fully described in the SAI. Total return quotations assume that all dividends and distributions are reinvested when paid.

ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance of the Fund's Investor Shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to its Investor Shares. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. Quotations of total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's Investor Shares to those of various classes of other mutual Funds and other investment vehicles. Performance for the Fund's Investor Shares may be compared to various indices. See the SAI for a fuller discussion of performance information.

ADDITIONAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Maryland corporation on July 30, 1969, reorganized on February 29, 1988 as Schroder Capital Funds, Inc. and reorganized as a Delaware business trust on January 9, 1996. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into nine different series. The Fund's shares are presently divided into two classes, Investor Shares, which are offered through this Prospectus, and Advisor Shares, which are offered through a separate prospectus. Unlike Investor Shares, Advisor Shares are subject to shareholder service and distribution fees, which will affect their performance relative to Investor Shares. To obtain more information about Advisor Shares, contact Schroder Capital Funds (Delaware) at 1-800 290-9826. The Trust's principal office is located at Two Portland Square, Portland, Maine 04101, and its telephone number is 1-207-879-8903.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class of shares or series generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the SAI. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends paid by the Fund on its two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If the Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. The Trust may suspend the sale of the Fund's shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

INFORMATION ABOUT THE PORTFOLIO

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective and similar policies. In that way, the Portfolio acquires investment securities directly, and the Fund acquires an indirect interest in those securities. Schroder Capital Funds is a business trust organized under the laws of the State of Delaware in September 1995. Schroder Capital Funds is registered under the 1940 Act as an open-end management investment company. The assets of the Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, that Portfolio and no other portfolio of Schroder Capital Funds.

The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. All other investors in the Portfolio invest on the same terms and conditions as the Fund and pay a proportionate share of the Portfolio's expenses.

The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, in accordance with applicable law the Board of Trustees will either: (1) solicit voting instructions from Fund shareholders with regard to the voting of all proxies with respect to a Fund's shares and vote such proxies in accordance with such instructions, or (2) vote the interests held by a Fund in the same proportion as the vote of all other holders of the Portfolio's interests.. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

The Portfolio does not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any such fund in the future will be available by calling 1-800-730-2932.

Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement of a material fact in, or omission of a material fact from, the registration statement. Schroder Capital Funds, its Trustees, and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, Schroder Capital Funds may be liable for misstatements or omissions of a material fact in any proxy soliciting material of an investor in the Portfolio, including the Fund. Each investor in the Portfolio, including the Trust, is required to indemnify Schroder Capital Funds and its Trustees and officers ("SCF Indemnitees") against certain claims.

Indemnified claims are those brought against SCF Indemnitees based on a misstatement of a material fact in, or omission of a material fact from, a registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Capital Funds and was supplied to the investor by Schroder Capital Funds. Similarly, Schroder Capital Funds is required to indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Capital Funds that is supplied to the investor by Schroder Capital Funds.

The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio; for example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio who, by a vote of the shareholders of all investors (including the Fund), changed the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund should withdraw its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit SCMI to manage the Fund's assets, could have a significant adverse impact on shareholders of the Fund.

Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which SCMI considers to be remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

As of February 1, 1998, the Robert Wood Johnson Foundation held in excess of 25% of the shares of the Fund and, accordingly, may be deemed to control the Fund for purposes of the 1940 Act.

                                   APPENDIX A


                      RATINGS OF CORPORATE DEBT INSTRUMENTS



MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"  Fixed-income   securities  which  are  rated  "A"  possess  many  favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"  Fixed-income  securities  which are rated "Baa" are  considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its municipal fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

         Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: "Prime-1", "Prime-2", "Prime-3".

         Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATING GROUP("STANDARD & POOR'S")

FIXED-INCOME SECURITY RATINGS

         A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

         Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

"CC"  The  rating  "CC"  is  typically   applied  to   fixed-income   securities
subordinated to senior debt which is assigned an actual or implied "CCC" rating.

"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

COMMERCIAL PAPER RATINGS

         Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

         Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

TABLE OF CONTENTS

FUND STRUCTURE................................2

FINANCIAL HIGHLIGHTS..........................4

INVESTMENT OBJECTIVE
  AND POLICIES................................5

HOW TO BUY SHARES............................11

HOW TO SELL SHARES...........................14

OTHER INFORMATION............................15

MANAGEMENT OF THE TRUST......................16

APPEND IX A - Description of Securities
------------
  Ratings Appendix..........................A-1

                        SCHRODER CAPITAL FUNDS (DELAWARE)



                         SCHRODER EMERGING MARKETS FUND
                             INSTITUTIONAL PORTFOLIO


                        Schroder Capital Funds (Delaware)
                                  P.O. Box 446
                              Portland, Maine 04112
                                 1-800-290-9826




                                 INVESTOR SHARES



                                                                      PROSPECTUS
                                                                  MARCH 1, 1998,
                                                                     as amended,
                                                               SEPTEMBER 1, 1998

INVESTMENT ADVISOR
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

CUSTODIAN
The Chase Manhattan Bank
Chase MetroTech Center
Brooklyn, New York 11245
and
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

TRANSFER & DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, Massachusetts 02109

                        SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

                                   PROSPECTUS

                                 ADVISOR SHARES

                                 MARCH 1, 1998,
                          AS AMENDED SEPTEMBER 1, 1998


SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO ( the "Fund") seeks long-term capital appreciation by investing in equity and debt securities of issuers domiciled or doing business in emerging market countries. The Fund is a non-diversified series of shares of Schroder Capital Funds (Delaware). The Fund invests substantially all of its assets in Schroder Emerging Markets Fund
Institutional Portfolio (the "Portfolio"). The Portfolio is a separately managed, non-diversified portfolio of Schroder Capital Funds, which, like Schroder Capital Funds (Delaware), is an open-end management investment company. Schroder Capital Management International Inc. serves as investment adviser to the Fund and to the Portfolio.

This Prospectus explains concisely the information that a prospective investor should know before investing in Advisor Shares of the Fund. Please read it carefully and keep it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION ABOUT SCHRODER CAPITAL FUNDS (DELAWARE) (THE "TRUST") IN THE MARCH 1, 1998 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-290-9826. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Prospectus and the Statement of Additional Information are available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================



               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.




 SCHRODER CAPITAL FUNDS (DELAWARE) 1-800-290-9826            SCHRODER SERIES TRUST  1-800-464-3108

 Schroder International Fund                                 Schroder Large Capitalization Equity Fund
 Schroder Emerging Markets Fund                              Schroder Small Capitalization Value Fund
 Schroder International Smaller Companies Fund               Schroder MidCap Value Fund
 Schroder International Bond Fund                            Schroder Investment Grade Income Fund
 Schroder U.S. Equity Fund                                   Schroder Short-Term Investment Fund
 Schroder U.S. Smaller Companies Fund
 Schroder Micro Cap Fund


================================================================================

FUND STRUCTURE

SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio ( a "Portfolio") of Schroder Capital Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. Accordingly, the investment experience of the Fund will correspond directly with the investment experience of the Portfolio. See "Other Information -- Information about the Portfolio."

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in Advisor Shares of the Fund. The "Shareholder Transaction Expenses" table below summarizes the maximum transaction costs you would incur by investing in Advisor Shares of the Fund. "Annual Operating Expenses" show the expenses incurred by the Fund based on its most recent fiscal year. Annual Operating Expenses of the Fund include the Fund's pro rata portion of all operating expenses of the Portfolio. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods.

SHAREHOLDER TRANSACTION EXPENSES





  Maximum Sales Load Imposed on Purchases                              .......................None
  Maximum Sales Load Imposed on Reinvested Dividends                   .......................None
  Deferred Sales Load                                                  .......................None
  Purchase Charge (based on amount invested)(1)                        ..................... 0.50%
  Redemption Charge (based on net asset value of shares redeemed)(1)   ......................0.50%

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees (after expense limitation) (2)(3)                      ......................0.89%
12b-1 Fees                                                             .......................None
Other Expenses (after expense limitation)                              ......................0.77%
----------------------                                                                       -----
Total Fund Operating Expenses (after expense limitation) (3)           ......................1.66%
----------------------------


(1) The Purchase and Redemption Charges are collected by the Fund and paid to the Portfolio to cover expenses incurred in connection with purchases and sales of portfolio securities. See "How to Buy Shares" and "How to Sell Shares."

(2) Management Fees reflect the fees paid by the Portfolio and the Fund for investment advisory and administrative services.

(3) Management Fees and Total Operating Expenses reflect expense limitations currently in effect. See "Management of the Fund -- Expenses." In the absence of the expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would be 1.10% , .93%, and 2.03%, respectively.


EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.

                                                       1 YEAR      3 YEARS        5 YEARS       10 YEARS
                                                       ------      -------        -------       --------
  Assuming no redemption                                $22          $57            $95           $202
  Assuming full redemption at end of period             $27          $62           $100           $207


THE ANNUAL OPERATING EXPENSES TABLE AND EXAMPLE DO NOT REPRESENT PAST OR FUTURE EXPENSE LEVELS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL ANNUAL RETURN WILL VARY.


FINANCIAL HIGHLIGHTS

The financial highlights of the Fund presented below have been audited by Coopers & Lybrand L.L.P., independent accountants to the Fund. The financial statements for the period ended October 31, 1997 and the related independent accountants' report are incorporated by reference into the Statement of Additional Information (the "SAI"). Further information about the performance of the Fund is also contained in its Annual and Semi-Annual Reports, which may be obtained without charge by writing the Fund at Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826.

                                            Period Ended
                                             October 31,
                                               1997(a)
                                             ------------
Net Asset Value, Beginning of Period                                      $11.28
Investment Operations:
     Net Investment Income (Loss)(b)                                        0.03
     Net Realized and Unrealized Gain (Loss) on Investment                (0.19)
Total from Investment Operations                                          (0.16)
     Distributions from Net Investment Income                             (0.01)
Total Distributions                                                       (0.01)
Net Asset Value, End of period                                            $11.11

Total Return (c)(d)                                                      (1.42)%

Ratios/Supplementary Data:
Net Assets at End of period (000s omitted) $25,280 Ratios to Average Net Assets:
     Expenses Before Expense Limitation(b)(e)                              1.66%
     Expenses After Expense Limitation(b)(e)                               2.03%
       Net Investment Income (Loss) Before Expense
          Limitation(b)(e)                                                 0.27%
     Average Commission Rate Per Share(f)                                $0.0020
     Portfolio Turnover Rate(g)                                           43.13%
---------------------------------

(a)  Advisor Shares were first issued on November 21, 1996.
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(c) Total return calculation does not include the purchase or redemption fee of 0.50%, respectively.
(d) Total return would have been lower had certain expenses not been reduced during the period shown.
(e)  Annualized.
(f) Amount represents the average commission per share paid by the Portfolio to brokers on the purchase and sale of portfolio securities on which commissions are charged.
(g) Portfolio turnover represents the rate of portfolio activity of the Portfolio.

INVESTMENT OBJECTIVE AND POLICIES

SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION THROUGH DIRECT OR INDIRECT INVESTMENT IN EQUITY AND DEBT SECURITIES OF ISSUERS DOMICILED OR DOING BUSINESS IN EMERGING MARKET COUNTRIES IN REGIONS SUCH AS SOUTHEAST ASIA, LATIN AMERICA, AND EASTERN AND SOUTHERN EUROPE. The Fund is not intended to be a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

THE FUND CURRENTLY SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN A MANAGED PORTFOLIO OF SCHRODER CAPITAL FUNDS. THAT PORTFOLIO IS REFERRED TO IN THIS PROSPECTUS AS THE "PORTFOLIO." IN REVIEWING THE DESCRIPTION OF THE FUND'S INVESTMENT OBJECTIVES AND POLICIES BELOW, INVESTORS SHOULD ASSUME THAT THE INVESTMENT OBJECTIVE AND POLICIES OF THE PORTFOLIO ARE THE SAME IN ALL MATERIAL RESPECTS AS THOSE OF THE FUND. SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. ("SCMI") IS THE INVESTMENT ADVISER TO THE FUND AND PORTFOLIO.

An "emerging market" country is any country not included at the time of investment in the Morgan Stanley Capital International World Index of major world economies. Those economies currently include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States of America. SCMI may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country; any such country would then constitute an emerging market country for purposes of investment by the Fund.

The Fund normally invests at least 65% of its assets in securities of issuers determined by SCMI to be emerging market issuers. The Fund may invest the remainder of its assets of issuers located anywhere in the world. The Fund may invest in equity or debt securities of any kind. Equity securities may include, for example, common stocks, preferred stocks, securities convertible into common or preferred stocks, and rights and warrants, and non-convertible debt securities. They may also include American Depositary Receipts, European Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. The Fund may also invest in securities of closed-end investment companies that invest in turn primarily in foreign securities, including emerging market issuers. The Fund is a non-diversified mutual fund. See "Non-Diversification and Geographic Concentration."

The Fund may invest up to 35% of its assets in debt securities, including lower-quality, high-yielding debt securities, which entail certain risks. See "Other Investment Practices and Risk Considerations -- Debt securities."

An issuer of a security will be considered to be an emerging market issuer if SCMI determines that: (1) it is organized under the laws of an emerging market country; (2) its primary securities trading market is in an emerging market country; (3) at least 50% of the issuer's revenues or profits are derived from goods produced or sold, investments made, or services performed in emerging market countries; or (4) at least 50% of its assets are situated in emerging market countries. The Fund may consider investment companies to be located in the country or countries in which SCMI determines they focus their investments.

There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country. When the Fund has invested a substantial portion of its assets in the securities of a single country, it will be more susceptible to the risks of investing in that country than would a fund investing in a geographically more diversified portfolio.

The Fund's investment objective may not be changed without shareholder approval. The investment policies of the Fund may, unless otherwise specifically stated, be changed by the Trust's Board of Trustees without a vote of the shareholders. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment, except that the policies stated with regard to borrowing and liquidity will be observed at all times.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

The Fund also may engage in the following investment practices, each of which involves certain special risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments).

FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity is unable or unwilling to meet its obligations on the securities in accordance with their terms, and the Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. Except as otherwise provided in this Prospectus, there is no limit on the amount of the Fund's assets that may be invested in foreign securities.

If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although at times most of the Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

In determining whether to invest in debt securities of foreign issuers, SCMI considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders. In certain circumstances, the Fund may be able to pass through to shareholders credits for foreign taxes paid. See "How to Sell Shares -- Dividends, Distributions and Taxes."

The Fund may invest in securities of issuers in emerging market countries with respect to some or all of its assets. The securities' prices and relative currency values of emerging market investments are subject to greater volatility than those of issuers in many more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect these countries' economies and securities markets.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. The Fund may engage in foreign currency exchanges transactions to protect against uncertainty in the level of future exchange rates. Although the strategy of engaging in foreign currency exchange transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

In particular, the Fund may enter into foreign currency exchange transactions to protect against a change in exchange ratios that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").

SCMI may seek to enhance the Fund's investment return through active currency management. SCMI may buy or sell currencies of the Fund, on a spot or forward basis, in an attempt to profit from inefficiencies in the pricing of various currencies or of debt securities denominated in those currencies.

When investing in foreign securities, the Fund usually effects currency exchange transactions on a "spot" (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another. In addition, the Fund may, to a limited extent, purchase forward contracts to increase exposure in foreign currencies that are expected to appreciate and thereby increase total return.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for exchange transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values, the direction of stock prices or interest rates, and other economic factors.

From time to time, the Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). From time to time, the Fund may also engage in "proxy" hedging whereby the Fund \would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which SCMI believes correlates to the value of the first currency. Cross hedging and proxy hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that are the subject of the hedge.

INVESTMENTS IN SMALLER COMPANIES. The Fund may invest all or a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. See "Additional Information Regarding Investments -- Micro and Small Cap Companies -- Unseasoned Issuers" in the SAI.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the securities. It is possible that SCMI or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Fund.

DEBT SECURITIES. The Fund may invest in debt securities. The Fund may invest in debt securities either to earn investment income or to benefit from changes in the market values of such securities. Debt securities are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest).

The Fund also may invest in lower-quality, high-yielding debt securities rated below investment grade and in unrated debt securities determined by SCMI to be of comparable quality. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which the Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in Appendix A to this Prospectus.

In addition, lower-rated securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived ability of an issuer to make payments of interest and principal may also affect the value of these investments. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

The Fund may at times invest in so-called "zero coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds. From time to time, the Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring. Brady Bonds have been issued only recently and, therefore, do not have a long payment history.

The Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although SCMI will monitor the investment to determine whether continues investment in the security will assist in meeting the Fund's investment objective.

OPTIONS AND FUTURES TRANSACTIONS. The Fund may engage in a variety of transactions involving the use of options and futures contracts. The Fund may engage in such transactions for hedging purposes or, to the text permitted by applicable law, to increase its current return.

The Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Fund may also buy and sell put and call options on such securities for hedging purposes. When the Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increase in the price of the security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

The Fund may buy and sell index futures contracts. An "index future" is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future transaction, the Fund may realize a gain or loss. The Fund may also purchase warrants, issued by banks or other financial institutions, whose values are based on the values from time to time of one or more securities indices.

The Fund may buy and sell futures contracts on U.S. government obligations or other debt securities. A futures contract on a debt security is a contract to by and sell a certain amount of the debt security at an agreed price on a specified future date. Depending on the change in the value of the security when the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss.

The Fund may purchase and sell options on futures contracts or on securities indices in addition to or as an alternative to purchasing and selling futures contracts.

The Fund may purchase and sell futures contracts, options on futures contracts, and options on securities indices for hedging purposes or, to the extent permitted by applicable law, to increase its current return.

The Fund may also purchase and sell put and call options on foreign currencies, futures contracts on foreign currencies, and options on foreign currency futures contracts as an alternative, or in addition to, the foreign currency exchange transactions described above. Such transactions are similar to options and futures contracts on securities, except that they typically contemplate that one party to a transaction will deliver one foreign currency to the other in return for another currency (which may or may not be the U.S. dollar).

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for that option or futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of SCMI, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.

Because the markets for certain options and futures contracts in which the Fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its distributions. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

For more information about any of the options or futures portfolio transactions described above, see the SAI.

NON-DIVERSIFICATION AND GEOGRAPHIC CONCENTRATION. The Fund is a "non-diversified" series mutual fund, and it may invest in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code an investment company, including a non-diversified investment company, generally may not invest more than 25% of its total assets in obligations of any one issuer other than U.S. government obligations and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government obligations). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS. The Fund may lend portfolio securities amounting to not more than 25% of its assets to brokers, dealers and financial institutions meeting specified credit conditions, and may enter into repurchase agreements without limit such activities may create taxable income in excess of the cash the generate. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering its assets or realizing on the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involve a risk of loss if the value of the securities declines prior to the settlement date.

INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund is permitted to invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. The Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the Investment Company Act of 1940, as amended (the "1940 Act"), or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay a premium above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

LIQUIDITY. The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

ALTERNATIVE INVESTMENTS. At times, SCMI may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, SCMI may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest without limit in U.S. government obligations and other high-quality debt instruments and any other investment SCMI considers to be consistent with such defensive strategies, and may hold any portion of its assets in cash.

PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such securities sales may result in realization of taxable capital gain.

HOW TO BUY SHARES

Investors may purchase Advisor Shares of the Fund directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Shareholder Services, LLC, the Fund's transfer agent (the "Transfer Agent"). Investments also may be made through broker-dealers and other financial institutions ("Service Organizations"). Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares. Investors wishing to purchase Shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions. A Service Organization is responsible for forwarding all necessary documentation to the Trust, and may charge for its services.

The Fund's Advisor Shares are offered at the net asset value next-determined after receipt of a completed account application (at the address set forth below)and your purchase request in good order. The minimum initial investment is $250,000. There is no minimum subsequent investment. A Service Organization may impose higher minimums on an initial and subsequent investment. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

Purchases of Fund shares are subject to a purchase charge of 0.50% of the amount invested. This charge is paid to the Portfolio and is designed to compensate shareholders for the transaction costs incurred in purchasing securities because of an investment in the Fund, including brokerage commissions in acquiring portfolio securities; currency transaction costs and transfer agent costs; and to protect the interests of shareholders. This charge, which is not a sales charge, is assessed by the Fund and paid to the Portfolio, not to Schroder Advisors or any other entity. The purchase charge is not assessed on the reinvestment of dividends or distributions or shares purchased through a subscription in kind.

Purchases may be made by mailing a check (in U.S. dollars), payable to the Fund to:

        Schroder Emerging Markets Fund Institutional Portfolio -- Advisor Shares P.O. Box 446
        Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

You may make subsequent purchases by mailing a check, by sending a bank wire, or through your Service Organization, as indicated. All payments should clearly indicate the shareholder's name and account number.

Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                  The Chase Manhattan Bank
                  New York, NY
                  ABA No.: 021000021
                  For Credit To: Forum Shareholder Services, LLC
                  Account. No.: 910-2-718187
                  Ref.: Schroder Emerging Markets Fund Institutional Portfolio-- Advisor Shares
                  Account of: (shareholder name)
                  Account No.: (shareholder account number)

The wire order must specify the name of the Fund, the shares' class (i.e., Advisor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned, and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of the New York Stock Exchange on a day when the Exchange is open for trading are processed at the net asset value next determined as of that day. Wire orders received after the close of the New York Stock Exchange are processed at the net asset value next determined.

The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions are automatically reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent are reinvested, and the checks are canceled.

DISTRIBUTOR AND DISTRIBUTION PLAN

Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019, serves as Distributor of the Funds' shares. Schroder Advisors was organized in 1989 as a registered broker-dealer to serve as an administrator and distributor of each Fund and other mutual funds.

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay Schroder Advisors or others compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. The Funds presently make no payments under the Distribution Plans, although the Trustees may at any time authorize payments at any annual rate of up to 0.50% of a Fund's average daily net assets attributable to its Advisor Shares.

Payment under a Fund's Shareholder Servicing Plan for Advisor Shares will be considered to have been made pursuant to the Fund's Distribution Plan, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares.

SHAREHOLDER SERVICE PLAN

The Trust has adopted a shareholder service plan (the "Service Plan") for the Advisor Shares of each Fund. Under the Service Plan, each Fund pays fees to Schroder Advisors or others at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by Advisor Shares. Schroder Advisors may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a Service Organization may receive payments from Schroder Advisors at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of each Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Advisor Shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request. Payments to a particular Service Organization under the Service Plan are calculated by reference to the average daily net assets of Advisor Shares owned beneficially by investors who have a service relationship with the Service Organization. Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by Schroder Advisors. Please contact your Service Organization for details.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

Advisor Shares are offered in connection with tax-deferred retirement plans, including traditional and Roth IRAs. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming BankBoston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $250. Generally, contributions and investment earnings in a traditional IRA grow tax-deferred until withdrawn. In contrast, contributions to a Roth IRA are not tax-deductible, but investment earnings generally grow tax-free. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Consult your tax advisor.

EXCHANGES

You may exchange the Fund's Advisor Shares for Advisor Shares of any fund offered by the Schroder family of funds so long as the investment meets the initial investment minimum of the fund being purchased, and the shareholder maintains the applicable minimum account balance in the fund in which the Shares are held. Exchanges between funds are made at net asset value.

For federal income tax purposes an exchange is considered to be a sale of shares on which a shareholder may realize a capital gain or loss. If a shareholder owns Advisor Shares through a Service Organization, the shareholder must make an exchange through the Service Organization. If a shareholder owns Advisor Shares directly, the shareholder may make an exchange by calling the Transfer Agent at 1-800-344-8332 (see "How to Sell Shares -- By Telephone") or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

HOW TO SELL SHARES

A shareholder can sell his or her Advisor Shares in the Fund to the Fund any day the New York Stock Exchange is open, either through the Service Organization or directly to the Fund. If Shares are held in the name of a Service Organization, a shareholder may only sell the shares through that Service Organization. The Trust will only redeem shares for which it has received payment.

Advisor Shares are redeemed at their next determined net asset value after receipt by the Fund (see the address set forth under "How to Buy Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on a day on which the Exchange is open are processed at the net asset value determined as of that day. Redemption requests that are received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

Redemptions of Advisor Shares are subject to a redemption charge of 0.50% of the net asset value of the shares redeemed. This charge is designed to cover the transaction costs the Fund incurs in redeeming Advisor Shares (either directly or indirectly as a result of its investment in the Portfolio), including brokerage commissions in selling portfolio securities; currency transaction costs and transfer agent costs; and to protect the interests of shareholders. This charge, which is not a sales charge, is assessed by the Fund and paid to the Portfolio, not to Schroder Advisors or any other entity. The redemption charge is not assessed on shares acquired through the reinvestment of dividends or distributions or on redemptions in kind. For purposes of computing the redemption charge, redemptions by a shareholder are deemed to be made in the following order: (i) from Advisor Shares purchased through the reinvestment of dividends and distributions (with respect to which no redemption charge is applied) and (ii) from Advisor Shares for which the redemption charge is applicable, on a first purchased, first redeemed basis.

TELEPHONE REQUESTS

Redemption requests may be made by a shareholder of record by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS

Redemptions may be made by a shareholder of record by letter to the Fund specifying the class of Shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the 1-800-290-9826.

If Advisor Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request, and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that certificates be sent by registered mail.

ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Advisor Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption is sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when: (1) trading on the New York Stock Exchange is restricted or that the New York Stock Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Board of Trustees determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Advisor Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Advisor Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Advisor Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash.
See "Additional Purchase and Redemption Information" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $100,000, unless the value of the account falls below that amount solely as a result of market activity.
Shareholders will be notified that the value of the account is less than the required minimum and will be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

The Trust may also redeem shares if a shareholder owns shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of its Advisor Shares outstanding. Shares are valued as of the close of the New York Stock Exchange ( normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by SCMI. The net asset value of the Fund's Advisor Shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and differences in the expenses of the different classes. All assets and liabilities of the Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

DISTRIBUTION OPTIONS: (1) reinvest all distributions in additional Advisor Shares of the Fund; (2) receive distributions from net investment income in cash while reinvesting capital-gain distributions in additional Advisor Shares; (3) receive distributions from net investment income in additional Advisor Shares while receiving capital-gain distributions in cash; or (4) receive all distributions in cash. An investor can change the distribution option by notifying the Transfer Agent in writing. If the investor does not select an option when the account is opened, all distributions by the Fund will be reinvested in Advisor Shares of the Fund. Investors will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. The Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

All Fund distributions will be taxable to a shareholder as ordinary income, except that any distributions of net long-term capital gain will be taxed as such, regardless of how long the shareholder has held the shares. Long-term capital gain will be subject to a maximum rate of 28% or 20%, depending upon the holding period of the portfolio investment generating the gain. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify each shareholder of the amount and tax status of distributions paid to the shareholder by the Fund for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Fund. Investors should consult their tax advisors to determine the precise effect of an investment in the Fund on their particular tax situation.

CERTAIN INFORMATION REGARDING FOREIGN TAXES. Foreign governments may impose taxes on the Fund, the Portfolio, and their investments, which generally would reduce the income of the Fund or the Portfolio. However, an offsetting tax credit or deduction may be available to investors.

The Fund, provided that it is eligible to do so, intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations ( including, with respect to a foreign tax credit, a holding period requirement), to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

THE PORTFOLIO

The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gain and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

The Portfolio intends to conduct its operations so as to enable the Fund, if it invests all of its assets in the Portfolio, to qualify as a regulated investment company.

MANAGEMENT OF THE TRUST

The Board of Trustees of the Trust is responsible for generally overseeing the conduct of the Trust's business. The business and affairs of the Portfolio are managed under the direction of the Board of Trustees of Schroder Capital Funds (the "Core"). Information regarding the Trustees and executive officers of the Trust, as well as the trustees and executive officers of the Core, may be found in the SAI under "Management --Trustees and Officers".

Schroder Capital Management International Inc. is the investment adviser to the Fund. SCMI is a wholly owned U.S. subsidiary of Schroders U.S. Holdings Inc., which engages through its subsidiary firms in the investment banking, asset management and securities businesses. Affiliates of Schroders U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. SCMI and its United Kingdom affiliate, Schroder Capital Management International, Ltd., served as investment managers for approximately $28 billion in the aggregate as of September 30, 1997. Schroders U.S. Holdings Inc. is an indirect, wholly owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates ("Schroder Group") engage in international merchant banking and investment management businesses, and as of September 30, 1997, had under management assets of over $175 billion. Schroder Fund Advisors Inc. ("Schroder Advisors") is a wholly owned subsidiary of SCMI.

SCMI also serves as investment adviser to the Portfolio. SCMI is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. The Fund, due to its investment in the Portfolio, bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

The Fund has entered into an investment advisory agreement with SCMI pursuant to which SCMI would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio (or another investment company). SCMI is not entitled to receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio (or another investment company). If SCMI were to manage the Fund's assets directly under the investment advisory agreement, the Fund would pay fees to SCMI monthly at the annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES. The Trust, on behalf of the Fund, has entered into an administration agreement with Schroder Advisors pursuant to which Schroder Advisors provides certain management and administrative services necessary the Fund. The Trust, on behalf of the Fund, has entered into a subadministration agreement with Forum

Administrative Services, LLC, Two Portland Square, Portland, Maine 04101 ("FAdS"), pursuant to which FAdS provides certain management and administrative services necessary for the Fund's operations. Schroder Advisors is entitled to compensation at an annual rate of 0.05% of the Fund's average daily net assets. FAdS is entitled to compensation at the annual rate of 0.05% of the Fund's average daily net assets.

Schroder Advisors and FAdS also serve as administrator and subadministrator to Schroder Emerging Markets Fund Institutional Portfolio of Schroder Capital Funds. The Portfolio pays administration fees to Schroder Advisors and subadministration fees to FAdS monthly at an annual rate of 0.05% and 0.10%, respectively, of the Portfolio's average daily net assets. The Fund, due to its investment in the Portfolio, bears a proportionate part of the administration and subadministration fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

In order to limit the Fund's expenses, SCMI and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) with respect to the Fund to the extent that the Fund's expenses chargeable to Advisor Shares exceed the annual rate of 1.70%. FAdS may waive voluntarily all or a portion of its subadvisory fees, from time to time. The Trust pays all expenses not assumed by SCMI and Schroder Advisors, including Trustees' fees, auditing, legal, custodial, and investor servicing, and shareholder reporting expenses.

SCMI's investment decisions for the Portfolio are made by an investment manager or an investment team, with the assistance of an investment committee at SCMI. Mr. John A. Troiano, a Vice President of the Trust and of Schroder Capital Funds, and Chief Executive of SCMI, Ms. Heather Crighton, a First Vice President of SCMI, and Mr. Mark Bridgeman, a Vice President of SCMI, are primarily responsible for managing Schroder Emerging Markets Fund Institutional Portfolio, in which the Fund invests. Mr. Troiano managed the Fund's investment portfolio from its inception until it invested its assets in the Portfolio and has managed the Portfolio's assets since its inception.

SCMI places all orders for purchases and sales of the Fund' securities. In selecting broker-dealers, SCMI may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Schroder Securities Limited, affiliates of SCMI, may receive brokerage commissions from the Fund in accordance with procedures adopted by the Trustees under the 1940 Act which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers.

YEAR 2000

The Fund receives services from its investment adviser, administrators, distributor, transfer agent and custodian which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the year 1999 because of the inability of the software to distinguish the year 2000 from the year 1900. SCMI is taking steps that is believes are reasonably designed to address this potential Year 2000 problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

PERFORMANCE INFORMATION

Total return data relating to Advisor Shares of the Fund may from time to time be included in advertisements about the Fund. The Fund's total return with respect to Advisor Shares is calculated for the past year, the past five years, and the past ten years (or if the Fund's Advisor Shares have been offered for a period shorter than five or ten years, that period will be substituted) since the establishment of the Fund, as more fully described in the SAI. Total return quotations assume that all dividends and distributions are reinvested when paid.

ALL DATA ARE BASED ON PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance of the Fund's Advisor Shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to its Advisor Shares. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies.
Quotations of total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of the Fund's Advisor Shares to those of various classes of other mutual Funds and other investment vehicles. Performance for the Fund's Advisor Shares may be compared to various indices. See the SAI for a fuller discussion of performance information.

ADDITIONAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Maryland corporation on July 30, 1969, reorganized on February 29, 1988 as Schroder Capital Funds, Inc. and reorganized as a Delaware business trust on January 9, 1996. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into nine different series. The Fund's shares are presently divided into two classes, Advisor Shares, which are offered through this Prospectus, and Investor Shares, which are offered through a separate prospectus. Unlike Advisor Shares, Investor Shares are not subject to shareholder service and distribution fees, which will affect their performance relative to Investor Shares. To obtain more information about Investor Shares, contact Schroder Capital Funds (Delaware) at 1-800 290-9826. The Trust's principal office is located at Two Portland Square, Portland, Maine 04101, and its telephone number is 1-207-879-8903.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class of shares or series generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the SAI. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends paid by the Fund on its two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If the Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. The Trust may suspend the sale of the Fund's shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

INFORMATION ABOUT THE PORTFOLIO

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective and similar policies. In that way, the Portfolio acquires investment securities directly, and the Fund acquires an indirect interest in those securities. Schroder Capital Funds is a business trust organized under the laws of the State of Delaware in September 1995. Schroder Capital Funds is registered under the 1940 Act as an open-end management investment company. The assets of the Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, that Portfolio and no other portfolio of Schroder Capital Funds.

The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. All other investors in the Portfolio invest on the same terms and conditions as the Fund and pay a proportionate share of the Portfolio's expenses.

The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, in accordance with applicable law the Board of Trustees will either: (1) solicit voting instructions from Fund shareholders with regard to the voting of all proxies with respect to a Fund's shares and vote such proxies in accordance with such instructions, or (2) vote the interests held by a Fund in the same proportion as the vote of all other holders of the Portfolio's interests. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

The Portfolio does not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any such fund in the future will be available by calling 1-800-730-2932.

Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement of a material fact in, or omission of a material fact from, the registration statement. Schroder Capital Funds, its Trustees, and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, Schroder Capital Funds may be liable for misstatements or omissions of a material fact in any proxy soliciting material of an investor in the Portfolio, including the Fund. Each investor in the Portfolio, including the Trust, is required to indemnify Schroder Capital Funds and its Trustees and officers ("SCF Indemnitees") against certain claims.

Indemnified claims are those brought against SCF Indemnitees based on a misstatement of a material fact in, or omission of a material fact from, a registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Capital Funds and was supplied to the investor by Schroder Capital Funds. Similarly, Schroder Capital Funds is required to indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Capital Funds that is supplied to the investor by Schroder Capital Funds.

The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio; for example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio who, by a vote of the shareholders of all investors (including the Fund), changed the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund should withdraw its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit SCMI to manage the Fund's assets, could have a significant adverse impact on shareholders of the Fund.

Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which SCMI considers to be remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

As of February 1, 1998, the Robert Wood Johnson Foundation held in excess of 25% of the shares of the Fund and, accordingly, may be deemed to control the Fund for purposes of the 1940 Act.

                                   APPENDIX A


                      RATINGS OF CORPORATE DEBT INSTRUMENTS



MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"  Fixed-income   securities  which  are  rated  "A"  possess  many  favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"  Fixed-income  securities  which are rated "Baa" are  considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its municipal fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

         Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: "Prime-1", "Prime-2", "Prime-3".

         Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATING GROUP("STANDARD & POOR'S")

FIXED-INCOME SECURITY RATINGS

         A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

         Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

"CC"  The  rating  "CC"  is  typically   applied  to   fixed-income   securities
subordinated to senior debt which is assigned an actual or implied "CCC" rating.

"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

COMMERCIAL PAPER RATINGS

         Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

         Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

TABLE OF CONTENTS

FUND STRUCTURE................................2

FINANCIAL HIGHLIGHTS..........................4

INVESTMENT OBJECTIVE
  AND POLICIES................................5

HOW TO BUY SHARES............................11

HOW TO SELL SHARES...........................14

OTHER INFORMATION............................16

MANAGEMENT OF THE TRUST......................17

APPEND IX A - Description of Securities
------------
  Ratings Appendix..........................A-1

                        SCHRODER CAPITAL FUNDS (DELAWARE)



                         SCHRODER EMERGING MARKETS FUND
                             INSTITUTIONAL PORTFOLIO


                        Schroder Capital Funds (Delaware)
                                  P.O. Box 446
                              Portland, Maine 04112
                                 1-800-290-9826




                                 ADVISOR SHARES



                                                                PROSPECTUS
                                                            MARCH 1, 1998,
                                                               as amended,
                                                         SEPTEMBER 1, 1998

INVESTMENT ADVISOR
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

CUSTODIAN
The Chase Manhattan Bank
Chase MetroTech Center
Brooklyn, New York 11245
and
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

TRANSFER & DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
PO Box 446
Portland, Maine 04112

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, Massachusetts 02109